Fair value of financial instruments (Tables)	12 Months Ended
Dec. 31, 2014
Fair Value Disclosures [Abstract]
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]
The following table presents information about the Company securities based on quoted market prices for identical assets and liabilities for 2014 and indicates the fair value hierarchy of the valuation techniques utilized to determine such fair value.

In thousands of U.S. Dollars	Net Carrying Value as of	Fair Value Measured and Recorded Using			Operational Gain (losses) recognized in	Financial Gain (losses) recognized in
	December 31, 2014	Level 1	Level 2	Level 3	earnings	earnings	Total

Assets
Cash and cash equivalent	39,760	39,760	-	-	-	-	-
Marketable securities	53,074	53,074	-	-	-	547	547
Total					-	547	547
Liabilities
Acquisition liability contingent consideration (a)	70,112	-	-	70,112	(33,445)	-	(33,445)
Acquisition liability note (b)	-	-	-	-	(3,013)	-	(3,013)
Acquisition liability warrant consideration (c)	34,542	-	-	34,542	(24,045)	-	(24,045)
Deerfield Royalty Agreement (d)	6,837			6,837	-	(2,386)	(2,386)
Broadfin Royalty Agreement (e)	3,259			3,259	-	(1,139)	(1,139)
Total					(60,503)	(3,525)	(64,028)

The following table presents information about the Company securities based on quoted market prices for identical assets and liabilities for 2013 and indicates the fair value hierarchy of the valuation techniques utilized to determine such fair value.

(in thousands)	Net Carrying Value as of	Fair Value Measured and Recorded Using			Operational Gain (losses) recognized in	Financial Gain (losses) recognized in
	December 31, 2013	Level 1	Level 2	Level 3	earnings	earnings	Total
Assets
Cash and cash equivalent	6,636	6,636	-	-	-	-	-
Marketable securities	401	401	-	-	-	-	-

Liabilities
Acquisition liability contingent consideration (a)	37,991	-	-	37,991	(14,768)	-	(14,768)
Acquisition liability note (b)	10,405	-	-	10,405	(5,027)	-	(5,027)
Acquisition liability warrant consideration (c)	10,497	-	-	10,497	(8,340)	-	(8,340)
Deerfield Royalty Agreement (d)	4,590			4,590	-	(1,991)	(1,991)
Broadfin Royalty Agreement (e)	2,187			2,187	-		-
Total					(28,135)	(1,991)	(30,126)

The fair value of the financial instruments in connection with the acquisition of Éclat (see note 2 Business Combinations) are estimated as follows:

(a)
Acquisition liability deferred consideration: the fair value is estimated using a discounted cash flow model based on probability adjusted projected annual gross profit of each of the products which formed the project portfolio at the time of acquisition of Éclat Pharmaceuticals (Note 16 Long Term Debt). The fair value of the deferred consideration will change over time in accordance with the changes in market conditions and thus business plan projections as the relate to market size, market share, product pricing, competitive landscape, gross profit margins expected for each of the products.

(b)	Acquisition liability Note: the Company uses a probability-weighted discounted cash flow model (see note 16 Long Term Debt).

(c)
Acquisition liability warrant consideration: the Company uses a Black-Scholes option pricing model. The fair value of the warrant consideration will change over time depending on the volatility and share price at balance sheet date (see note 16 Long Term Debt).

(d)
Deerfield Royalty Agreement: the fair value is estimated using a discounted cash flow model based on probability adjusted projected annual net sales of each of the products which may be approved and sold by Éclat Pharmaceuticals (see Note 16 Long Term Debt).

(e)
Broadfin Royalty Agreement: the fair value is estimated using a discounted cash flow model based on probability adjusted projected annual net sales of each of the products which may be approved and sold by Éclat Pharmaceuticals (see Note 16 Long Term Debt).

Fair Value Inputs, Liabilities, Quantitative Information [Table Text Block]
The following tables provide a reconciliation of fair value for which the Company used Level 3 inputs:

Acquisition
Liabilities
Liability recorded upon acquisition	$(50,927)
Operational gain (loss) recognized in earnings for fiscal year 2012	18,993
Operational gain (loss) recognized in earnings for fiscal year 2013	(28,135)
Payment deferred consideration (Hycet)	841
Payment interest on acquisition liability note	335
Net carrying value at January 1, 2014	$(58,893)

Operational gain (loss) recognized in earnings for fiscal year 2014	(60,503)
Reimbursment of acquisition liability note	12,000
Payment of interest on acquisition liability note	1,389
Payment of deferred consideration	1,354
Net carrying value at December 31, 2014	$(104,653)

	Deerfield Royalty	Broadfin Royalty
	Agreement	Agreement
Liability recorded upon execution of Agreeement	$(2,600)	$(2,187)
Interest expense recognized in earnings for fiscal year 2013	(1,990)	-
Interest expense recognized in earnings for fiscal year 2014	(2,386)	(1,139)
Payment of Royalty	140	67
Net carrying value at December 31, 2014	$(6,837)	$(3,259)